RELATED PARTIES TRANSACTIONS	3 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Compensation of Key Management Personnel

i.	The Company incurred management fees for services provided by key management personnel for the three months ended March 31, 2021 and 2020, as described below.

	March 31, 2021		March 31, 2020
	$		$

Management Fees		50,732		64,520

ii.	During the three months ended March 31, 2021, the Company incurred consulting fees for services provided by a former director of the Company in the amount of $Nil (three months ended March 31, 2020 -$1,831).